Short-Term Credit And Current Maturities Of Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Credit And Current Maturities Of Long-Term Debt [Abstract]
Schedule Of Short-Term Credit And Current Maturities Of Long-Term Debt

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
In NIS (linked to the Prime rate)	5.25- 7.0	3,774	3,795
In U.S. dollars	3.81- 4.41	110	110
Current maturities of long-term
debt from banks (Note 8)		1,221	951

		5,105	4,856